SHARE-BASED COMPENSATION (Tables)	12 Months Ended
Dec. 31, 2024
Share-Based Payment Arrangement [Abstract]
SCHEDULE OF GRANTED OPTIONS

The Company has granted options over ADSs to certain employees.

	Number of share options	Weighted average exercise price per ADS £

Outstanding at December 31, 2023	27	£92,000
Exercisable during the period	-	-
Outstanding at December 31, 2024	27	£92,000

Exercisable at December 31, 2024	27	£92,000
Unexercisable at December 31, 2024	-	£-

The Company has granted options over ADSs to certain employees and directors.

	Number of share options	Weighted average exercise price per ADS $

Outstanding at December 31, 2023	185	$46,000
Granted during the period	6,412	224
Exercised during the period	(605)	0.50
Forfeited during the period	(5)	848,000
Outstanding at December 31, 2024	5,987	$1,001

Exercisable at December 31, 2024	5,046	$1,140
Unexercisable at December 31, 2024	941	$260